Offerings - Offering: 1	May 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.05 per share
Proposed Maximum Offering Price per Unit	7.17
Maximum Aggregate Offering Price	$ 5,015,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 692.65
Offering Note	Note 1a. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (this "Registration Statement") shall be deemed to cover any additional securities that may from time to time be offered or issued under the DMC Global Inc. 2025 Omnibus Incentive Plan (As Amended and Restated Effective May 13, 2026) (the "Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. Note 1b. Represents and aggregate of 700,000 shares of Common Stock that may become issuable under the Plan pursuant to its terms. Note 1c. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on May 7, 2026.